UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  July 31
Date of reporting period: January 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                           DIVIDEND AND INCOME FUND
--------------------------------------------------------------------------------

          CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  JANUARY 31, 2004

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


        ---------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
        ---------------------------------------------------------------

     [PHOTO]                [PHOTO]               [PHOTO]                [PHOTO]
     GERALD J. CULMONE      PETER J. WILBY, CFA   HERSH COHEN            SCOTT K. GLASSER
     PORTFOLIO MANAGER      PORTFOLIO MANAGER     PORTFOLIO MANAGER      PORTFOLIO MANAGER


 [GRAPHIC]

       Classic Series

 Semi-Annual Report

 January 31, 2004

 SMITH BARNEY
 DIVIDEND AND
 INCOME FUND


      GERALD J. CULMONE
      Gerald J. Culmone has more than 17 years of securities business experience.

      PETER J. WILBY, CFA
      Peter J. Wilby, CFA, has more than 23 years of securities business experience.

      HERSH COHEN
      Hersh Cohen has more than 35 years of securities business experience.

      SCOTT K. GLASSER
      Scott K. Glasser has more than 11 years of securities business experience.

      FUND OBJECTIVE
      The fund seeks current income and long-term capital appreciation by investing in equity and debt securities. The fund will maintain a target asset allocation of approximately 60% of its total assets in equity securities and 40% of its total assets in fixed-income securities. Up to 25% of the fund's assets may be invested in below-investment grade securities.

      FUND FACTS
      FUND INCEPTION
      -----------------
      March 28, 1988

      MANAGER INVESTMENT
      INDUSTRY EXPERIENCE
      -----------------
      17 Years (Gerald J. Culmone)
      23 Years (Peter J. Wilby, CFA)
      35 Years (Hersh Cohen)
      11 Years (Scott K. Glasser)




What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  4
Statement of Assets and Liabilities................................... 20
Statement of Operations............................................... 21
Statements of Changes in Net Assets................................... 22
Notes to Financial Statements......................................... 23
Financial Highlights.................................................. 29

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

By August of 2003, many of the geopolitical concerns that had been pressuring both the economy and the stock market at the start of the year had eased. The brief initial combat phase of the conflict in Iraq had concluded and tensions with North Korea over its nuclear arms program had abated. As the period progressed, new federal tax legislation provided a significant near-term tax cut for consumers, businesses and investors while key interest rates continued to hover near record lows. During the third calendar quarter of 2003 gross domestic product ("GDP")/i/ growth reached a high not seen in almost two decades -- a sign to many investors that an economic recovery was now firmly in place. These factors, among others, contributed to a broad stock market rally that produced significant gains for many sectors of the economy. Over the six months ended January 31, 2004, stocks generally outperformed bonds, with small-cap stocks generally outperforming large-cap stocks.

Special Shareholder Notice
All changes are effective September 29, 2003:

Name Change
The fund was formerly named Smith Barney Balanced Fund. The fund's investment objective seeking current income and long-term capital appreciation was not affected as a result of this change. Consistent with the change in the fund's name, the equity investment strategy changed from a focus on growth-oriented stocks to stocks that have a dividend stream so that approximately 80% of the equity portion of the portfolio will be invested in dividend-paying stocks.

Manager Change
Harry D. Cohen and Scott K. Glasser are now responsible for the day-to-day management of the equity portion of the fund's portfolio. Mr. Cohen and Mr. Glasser are investment officers of Smith Barney Fund Management LLC and managing directors of Citigroup Global Markets Inc. The day-to-day management of the fixed-income portion of the fund continues to be the responsibility of Gerald J. Culmone and Peter J. Wilby.

Benchmark Change
The fund changed its fixed-income benchmark from the Lehman Brothers Government/Credit Bond Index to the Lehman Brothers Aggregate Bond Index as management views the Lehman Brothers Aggregate Bond Index as a more appropriate index reflecting the broader composition of the fund's portfolio of fixed-income securities than the fund's previous benchmark. The S&P 500 Index will remain the benchmark for the equity portion of the fund.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.


      1 Smith Barney Dividend and Income Fund  | 2004 Semi-Annual Report

Performance Review
Within this environment, the fund performed as follows. For the six months ended January 31, 2004, Class A shares of the SB Dividend and Income Fund, excluding sales charges, returned 10.31%. In comparison, the fund's unmanaged benchmarks, the S&P 500 Index,/ii/ the Lehman Brothers Government/Credit Bond Index,/iii/ and the Lehman Brothers Aggregate Bond Index,/iv /returned 15.22%, 4.76% and 4.49%, respectively, for the same period. The fund's Lipper balanced funds category average was 11.01% over the same frame./1/


                             PERFORMANCE SNAPSHOT
                            AS OF JANUARY 31, 2004
                           (excluding sales charges)

                                             6 Months
Class A Shares                                10.31%
S&P 500 Index                                 15.22%
Lehman Brothers Government/Credit Bond Index   4.76%
Lehman Brothers Aggregate Bond Index           4.49%
Lipper Balanced Funds Category Average        11.01%

  THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.SMITHBARNEYMUTUALFUNDS.COM.

  CLASS A SHARE RETURNS ASSUME THE REINVESTMENT OF INCOME DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE AND THE DEDUCTION OF ALL FUND EXPENSES. RETURNS HAVE NOT BEEN ADJUSTED TO INCLUDE SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS. EXCLUDING SALES CHARGES, CLASS B SHARES RETURNED 10.18%, CLASS L SHARES RETURNED 9.84%, AND CLASS O SHARES RETURNED 10.01% OVER THE SIX MONTHS ENDED JANUARY 31, 2004.

  All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Lehman Brothers Government/Credit Bond Index is a broad based bond index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher). The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Please note that an investor cannot invest directly in an index.

  Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended January 31, 2004, calculated among the 551 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.



/1/ Lipper, Inc. is a major independent mutual-fund tracking organization.
    Returns are based on the six-month period ended January 31, 2004, calculated among the 551 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

       2 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,
/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 9, 2004



The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004 and are subject to change. Please refer to pages 4 through 17 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

RISKS: The fund may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

/i/Gross domestic product is a market value of goods and services produced by labor and property in a given country.
/ii/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
/iii/The Lehman Brothers Government/Credit Bond Index is a broad-based bond index composed of government and corporate debt issues that are investment-grade (rated Baa/BBB or higher). Please note that an investor cannot invest directly in an index.
/iv/The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment-grade or higher, and having at least one year to maturity. Please note that an investor cannot invest directly in an index.

       3 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                            JANUARY 31, 2004


  SHARES                SECURITY                VALUE
-----------------------------------------------------------
COMMON STOCK -- 55.7%
CONSUMER DISCRETIONARY -- 3.4%
Media -- 3.4%
    113,000 Gannett Co., Inc.                $  9,685,230
     60,000 Tribune Co.                         3,071,400
    424,000 The Walt Disney Co.                10,176,000
---------------------------------------------------------
            TOTAL CONSUMER DISCRETIONARY       22,932,630
---------------------------------------------------------
CONSUMER STAPLES -- 10.5%
Beverages -- 2.1%
     61,600 The Coca-Cola Co.                   3,033,184
    237,377 PepsiCo, Inc.                      11,218,437
---------------------------------------------------------
                                               14,251,621
---------------------------------------------------------
Food Products -- 3.7%
      1,948 Aurora Foods Inc. (a)                      14
    115,000 General Mills, Inc.                 5,224,450
    170,000 H.J. Heinz Co.                      6,014,600
     56,690 Hershey Foods Corp.                 4,280,662
    115,000 Kraft Foods Inc., Class A Shares    3,704,150
    110,000 Wm. Wrigley Jr. Co.                 6,189,700
---------------------------------------------------------
                                               25,413,576
---------------------------------------------------------
Household Products -- 2.9%
    167,869 Kimberly-Clark Corp.                9,914,343
    100,000 The Procter & Gamble Co.           10,108,000
---------------------------------------------------------
                                               20,022,343
---------------------------------------------------------
Personal Products -- 1.8%
    330,000 The Gillette Co.                   11,962,500
---------------------------------------------------------
            TOTAL CONSUMER STAPLES             71,650,040
---------------------------------------------------------
ENERGY -- 4.8%
Energy Equipment & Services -- 1.3%
    140,000 Schlumberger Ltd.                   8,565,200
---------------------------------------------------------
Oil & Gas -- 3.5%
    189,952 BP p.l.c., Sponsored ADR            9,041,715
     42,000 Canadian Natural Resources Ltd.     2,029,440
    315,918 Exxon Mobil Corp.                  12,886,295
---------------------------------------------------------
                                               23,957,450
---------------------------------------------------------
            TOTAL ENERGY                       32,522,650
---------------------------------------------------------
FINANCIALS -- 9.7%
Banks -- 5.6%
    170,000 Bank One Corp.                      8,603,700
     50,000 Comerica Inc.                       2,855,500
    100,000 Fifth Third Bancorp                 5,779,000
     45,000 M&T Bank Corp.                      4,048,650
    135,000 U.S. Bancorp                        3,816,450
    113,000 Washington Mutual, Inc.             5,005,900
    144,005 Wells Fargo & Co.                   8,267,327
---------------------------------------------------------
                                               38,376,527
---------------------------------------------------------

                      See Notes to Financial Statements.

      4 Smith Barney Dividend and Income Fund  | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


  SHARES                 SECURITY                 VALUE
-------------------------------------------------------------
Insurance -- 4.1%
     60,000 American International Group, Inc. $  4,167,000
     70,000 The Chubb Corp.                       5,004,300
    210,000 Old Republic International Corp.      5,432,700
    310,000 The St. Paul Cos., Inc.              13,060,300
-----------------------------------------------------------
                                                 27,664,300
-----------------------------------------------------------
            TOTAL FINANCIALS                     66,040,827
-----------------------------------------------------------
HEALTHCARE -- 6.5%
Healthcare Equipment & Supplies -- 0.8%
     55,000 C.R. Bard, Inc.                       5,181,000
-----------------------------------------------------------
Pharmaceuticals -- 5.7%
     60,000 Eli Lilly & Co.                       4,082,400
    226,690 Johnson & Johnson                    12,109,780
    120,000 Merck & Co., Inc.                     5,712,000
    379,600 Pfizer Inc.                          13,904,748
     74,574 Wyeth                                 3,053,805
-----------------------------------------------------------
                                                 38,862,733
-----------------------------------------------------------
            TOTAL HEALTHCARE                     44,043,733
-----------------------------------------------------------
INDUSTRIALS -- 10.2%
Aerospace & Defense -- 1.9%
     85,000 Lockheed Martin Corp.                 4,132,700
    115,000 Raytheon Co.                          3,508,650
     56,578 United Technologies Corp.             5,405,462
-----------------------------------------------------------
                                                 13,046,812
-----------------------------------------------------------
Building Products -- 0.7%
    185,000 Masco Corp.                           4,932,100
-----------------------------------------------------------
Commercial Services & Supplies -- 1.1%
     80,000 Automatic Data Processing, Inc.       3,420,000
     35,000 Avery Dennison Corp.                  2,175,600
     55,000 Waste Management, Inc.                1,526,800
-----------------------------------------------------------
                                                  7,122,400
-----------------------------------------------------------
Electrical Equipment -- 0.6%
    165,000 American Power Conversion Corp.       4,090,350
-----------------------------------------------------------
Industrial Conglomerates -- 4.5%
    166,000 3M Co.                               13,128,940
    127,000 Canadian Pacific Railway Ltd.         3,295,650
    381,980 General Electric Co.                 12,845,987
     45,000 Honeywell International Inc.          1,625,400
-----------------------------------------------------------
                                                 30,895,977
-----------------------------------------------------------
Machinery -- 0.6%
     70,000 Deere & Co.                           4,382,000
-----------------------------------------------------------
Road & Rail -- 0.8%
    163,000 Burlington Northern Santa Fe Corp.    5,237,190
-----------------------------------------------------------
            TOTAL INDUSTRIALS                    69,706,829
-----------------------------------------------------------

                      See Notes to Financial Statements.

       5 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


  SHARES                  SECURITY                  VALUE
-------------------------------------------------------------
INFORMATION TECHNOLOGY -- 1.3%
Communications Equipment -- 0.7%
    300,300 Motorola, Inc.                       $  4,978,974
-------------------------------------------------------------
Electronic Equipment & Instruments -- 0.1%
     47,900 AVX Corp.                                 833,939
-------------------------------------------------------------
Software -- 0.5%
    115,000 Microsoft Corp.                         3,179,750
-------------------------------------------------------------
            TOTAL INFORMATION TECHNOLOGY            8,992,663
-------------------------------------------------------------
MATERIALS -- 6.4%
Chemicals -- 3.4%
    145,000 The Dow Chemical Co.                    6,082,750
    212,000 E.I. du Pont de Nemours and Co.         9,306,800
    140,000 PPG Industries, Inc.                    8,152,200
-------------------------------------------------------------
                                                   23,541,750
-------------------------------------------------------------
Metals & Mining -- 1.8%
    110,005 Alcoa Inc.                              3,759,971
     50,000 Nucor Corp.                             2,815,500
     50,000 Rio Tinto plc, Sponsored ADR            5,400,000
-------------------------------------------------------------
                                                   11,975,471
-------------------------------------------------------------
Paper & Forest Products -- 1.2%
     66,430 International Paper Co.                 2,807,996
     85,000 Weyerhaeuser Co.                        5,224,100
-------------------------------------------------------------
                                                    8,032,096
-------------------------------------------------------------
            TOTAL MATERIALS                        43,549,317
-------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.7%
Diversified Telecommunication Services -- 0.7%
      1,044 McLeodUSA, Inc., Class A Shares (a)         1,963
     65,000 SBC Communications Inc.                 1,657,500
     80,000 Verizon Communications Inc.             2,948,800
-------------------------------------------------------------
                                                    4,608,263
-------------------------------------------------------------
Wireless Telecommunication Services -- 0.0%
      9,421 Crown Castle International Corp. (a)      116,820
-------------------------------------------------------------
            TOTAL TELECOMMUNICATION SERVICES        4,725,083
-------------------------------------------------------------
UTILITIES -- 2.2%
Electric Utilities -- 1.6%
    140,000 Cinergy Corp.                           5,413,800
     65,000 Public Service Enterprise Group Inc.    2,953,600
     80,718 The Southern Co.                        2,405,396
-------------------------------------------------------------
                                                   10,772,796
-------------------------------------------------------------
Gas Utilities -- 0.6%
    115,000 KeySpan Corp.                           4,194,050
-------------------------------------------------------------
            TOTAL UTILITIES                        14,966,846
-------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $337,486,107)                379,130,618
-------------------------------------------------------------

                      See Notes to Financial Statements.

       6 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


   SHARES                                               SECURITY                                      VALUE
---------------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.1%
INDUSTRIALS -- 0.0%
Aerospace & Defense -- 0.0%
         400           Northrop Grumman Corp., 7.250% Equity Security Units (b)                    $     41,660
---------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.0%
Communications Equipment -- 0.0%
       1,000           Motorola, Inc., 7.000% Equity Security Units (b)                                  47,830
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.1%
Wireless Telecommunication Services -- 0.1%
         244           Alamosa Holdings, Inc., 7.500% Cumulative Convertible, Series B                  112,332
       6,100           Crown Castle International Corp., 6.250% Cumulative Convertible                  290,512
         412           Dobson Communications Corp., 13.000%, Sr. Exchangeable                            44,155
---------------------------------------------------------------------------------------------------------------
                       TOTAL TELECOMMUNICATION SERVICES                                                 446,999
---------------------------------------------------------------------------------------------------------------
                       TOTAL PREFERRED STOCK
                       (Cost -- $386,024)                                                               536,489
---------------------------------------------------------------------------------------------------------------
    FACE
   AMOUNT    RATING(c)                                  SECURITY                                      VALUE
---------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 19.7%
CONSUMER DISCRETIONARY -- 4.1%
Auto Components -- 0.5%
$    135,000 B+        Arvin Capital I, Capital Securities, 9.500% due 2/1/27                           143,100
     190,000 BB        Dana Corp., Notes, 10.125% due 3/15/10                                           217,550
   1,700,000 A         Johnson Controls Inc., Sr. Notes, 5.000% due 11/15/06                          1,811,311
     675,000 BBB-      Lear Corp., Sr. Notes, Series B, 8.110% due 5/15/09                              789,750
     225,000 CCC+      Tenneco Automotive Inc., Sr. Sub. Notes, Series B, 11.625% due 10/15/09          243,000
---------------------------------------------------------------------------------------------------------------
                                                                                                      3,204,711
---------------------------------------------------------------------------------------------------------------
Automobiles -- 0.2%
   1,100,000 Baa1*     Ford Motor Co., Notes, 7.450% due 7/16/31                                      1,120,037
---------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 0.5%
     185,000 B         Ameristar Casinos Inc., Sr. Sub. Notes, 10.750% due 2/15/09                      213,212
     315,000 B2*       Courtyard by Marriott II, Sr. Secured Notes, Series B, 10.750% due 2/1/08        316,575
     225,000 B-        Equinox Holdings, Inc., Sr. Notes, 9.000% due 12/15/09 (d)                       235,125
     250,000 B+        Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11                   273,750
                       Mandalay Resort Group:
     140,000 BB-        Sr. Sub. Debentures, 7.625% due 7/15/13                                         150,500
     390,000 BB-        Sr. Sub. Notes, Series B, 10.250% due 8/1/07                                    454,350
                       MGM MIRAGE Inc., Sr. Sub. Notes:
     100,000 Ba2*       9.750% due 6/1/07                                                               115,500
     360,000 Ba2*       8.375% due 2/1/11                                                               415,800
     490,000 Ba2*      Park Place Entertainment Corp., Sr. Sub. Notes, 8.125% due 5/15/11               556,150
     275,000 CCC       Sbarro, Inc., Sr. Notes, 11.000% due 9/15/09                                     226,875
     350,000 B+        Station Casinos, Inc., Sr. Sub. Notes, 8.875% due 12/1/08                        364,437
---------------------------------------------------------------------------------------------------------------
                                                                                                      3,322,274
---------------------------------------------------------------------------------------------------------------
Household Durables -- 0.0%
      55,000 B3*       Salton Inc., Sr. Sub. Notes, 12.250% due 4/15/08                                  60,775
      45,000 B-        Sealy Mattress Co., Sr. Sub. Discount Notes, Series B, 10.875% due 12/15/07       47,025
---------------------------------------------------------------------------------------------------------------
                                                                                                        107,800
---------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

       7 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT    RATING(c)                                          SECURITY                                              VALUE
-------------------------------------------------------------------------------------------------------------------------------
Media -- 1.7%
                       AMC Entertainment Inc., Sr. Sub. Notes:
$     95,000 CCC+       9.500% due 3/15/09                                                                         $     97,969
      80,000 CCC+       9.500% due 2/1/11                                                                                84,000
     850,000 BBB       AT&T Broadband Corp., Notes, 8.375% due 3/15/13                                                1,046,213
                       Charter Communications Holdings Inc., Sr. Discount Notes:
     475,000 CCC-       Step bond to yield 11.750% due 1/15/10                                                          408,500
     530,000 CCC-       Step bond to yield 14.231% due 1/15/11                                                          405,450
     805,000 CCC-       Step bond to yield 18.010% due 5/15/11                                                          555,450
                       CSC Holdings Inc.:
     130,000 BB-        Sr. Notes, Series B, 7.625% due 4/1/11                                                          142,350
     495,000 B+         Sr. Sub. Debentures, 10.500% due 5/15/16                                                        574,200
                       EchoStar DBS Corp., Sr. Notes:
     377,000 BB-        9.125% due 1/15/09                                                                              425,068
     505,000 BB-        9.375% due 2/1/09                                                                               529,937
     719,000 B-        Emmis Communications, Sr. Discount Notes, step bond to yield 11.694% due 3/15/11                 683,050
     125,000 B3*       Granite Broadcasting Corp., Sr. Secured Notes, 9.750% due 12/1/10 (d)                            124,688
     300,234 B-        Hollinger Participation Trust, Sr. Notes, 12.125% due 11/15/10 (d)(e)                            367,787
     645,000 B-        Insight Communications Co., Sr. Discount Notes, step bond to yield 12.639% due 2/15/11           545,025
     250,000 B+        Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13                               259,375
   1,500,000 BBB-      News America Holdings Inc., Sr. Debentures, 7.750% due 2/1/24                                  1,745,997
     225,000 B-        Nexstar Finance, Inc., Sr. Sub. Notes, 7.000% due 1/15/14 (d)                                    223,875
     300,000 CCC+      Paxson Communications Corp., Sr. Sub. Notes, step bond to yield 11.374% due 1/15/09              265,500
                       Pegasus Communications Corp., Sr. Notes, Series B:
      35,000 CCC-       9.625% due 10/15/05                                                                              34,825
     140,000 CCC-       9.750% due 12/1/06                                                                              138,600
     190,000 CCC-      Pegasus Satellite Communications, Sr. Discount Notes, step bond to yield 18.184% due 3/1/07      190,950
     935,000 BB-       Rogers Cablesystems Ltd., Sr. Sub. Notes, 11.000% due 12/1/15                                  1,075,250
     335,000 CCC+      Spanish Broadcasting System, Inc., Sr. Sub. Notes, 9.625% due 11/1/09                            362,637
   1,225,000 BBB+      Time Warner Inc., Sr. Notes, 6.625% due 5/15/29                                                1,264,618
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     11,551,314
-------------------------------------------------------------------------------------------------------------------------------
Multi-Line Retail -- 0.5%
   1,500,000 A         Costco Wholesale Corp., Sr. Notes, 7.125% due 6/15/05                                          1,608,201
     142,000 BB+       J.C. Penney Co., Inc., Notes, 9.000% due 8/1/12                                                  173,240
   1,500,000 AA        Wal-Mart Stores, Inc., Sr. Notes, 6.875% due 8/10/09                                           1,737,052
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      3,518,493
-------------------------------------------------------------------------------------------------------------------------------
Specialty Retail -- 0.4%
      75,000 B         Cole National Group Inc., Sr. Sub. Notes, 8.625% due 8/15/07                                      77,625
     105,000 BB+       The Gap Inc., Notes, 9.900% due 12/15/05                                                         118,388
   1,000,000 AA        The Home Depot Inc., Sr. Notes, 5.375% due 4/1/06                                              1,066,771
     210,000 B2*       Jo-Ann Stores Inc., Sr. Sub. Notes, 10.375% due 5/1/07                                           219,713
   1,020,000 A         Lowe's Cos., Inc., Sr. Notes, 7.500% due 12/15/05                                              1,120,718
     200,000 BB-       The Pep Boys -- Manny, Moe & Jack, Medium-Term Notes, Series A, 6.710% due 11/3/04               203,500
     307,000 BB        Saks Inc., Notes, 9.875% due 10/1/11                                                             371,470
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      3,178,185
-------------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

       8 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT    RATING(c)                                        SECURITY                                            VALUE
---------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.3%
$  1,250,000 A         Cintas Corp. No. 2, Sr. Notes, 6.000% due 6/1/12                                       $   1,366,647
                       Levi Strauss & Co., Sr. Notes,
     355,000 CCC        11.625% due 1/15/08                                                                         236,075
      25,000 CCC        12.250% due 12/15/12                                                                         16,500
      40,000 Caa1*     Tropical Sportswear International Corp., Sr. Sub. Notes, Series A, 11.000% due 6/15/08        22,800
     198,000 B         William Carter Co., Sr. Sub. Notes, Series B, 10.875% due 8/15/11                            231,660
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,873,682
---------------------------------------------------------------------------------------------------------------------------
                       TOTAL CONSUMER DISCRETIONARY                                                              27,876,496
---------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 2.0%
Beverages -- 0.4%
     975,000 A         Brown-Forman Corp., Notes, 3.000% due 3/15/08                                                963,628
     175,000 B+        Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11                                     193,375
   1,500,000 A         Diageo Capital PLC, Notes, 3.375% due 3/20/08                                              1,499,223
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,656,226
---------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailing -- 1.0%
     105,000 Caa2*     American Restaurant Group Inc., Sr. Secured Notes, Series D, 11.500% due 11/1/06              58,800
      45,000 B3*       CKE Restaurants, Inc., Sr. Sub. Notes, 9.125% due 5/1/09                                      46,125
   1,000,000 BBB+      ConAgra Foods Inc., Notes, 7.500% due 9/15/05                                              1,083,576
     225,000 Ba2*      Dean Foods Co., Sr. Notes, 6.900% due 10/15/17                                               232,875
     175,000 CCC-      Denny's Corp., Sr. Notes, 11.250% due 1/15/08                                                137,375
      30,000 Caa1*     Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07                                        28,650
      85,000 B-        Friendly Ice Cream Corp., Sr. Notes, 10.500% due 12/1/07                                      88,613
   1,000,000 A         McDonald's Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08                          1,102,333
     145,000 Caa1*     Mrs. Fields' Original Cookies, Inc., Sr. Sub. Notes, Series B, 10.125% due 12/1/04           102,225
   1,250,000 A-        Nabisco Inc., Notes, 6.375% due 2/1/35                                                     1,301,034
     190,000 B-        Rite Aid Corp., Sr. Notes, 7.625% due 4/15/05                                                193,800
     825,000 BBB       Safeway Inc., Sr. Notes, 4.800% due 7/16/07                                                  862,938
   1,500,000 AA-       Sysco Corp., Notes, 4.750% due 7/30/05                                                     1,564,378
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  6,802,722
---------------------------------------------------------------------------------------------------------------------------
Food Products -- 0.2%
   1,300,000 A+        Archer-Daniels-Midland Co., Debentures, 7.125% due 3/1/13                                  1,534,355
     125,000 B         Land O' Lakes, Inc., Sr. Secured Notes, 9.000% due 12/15/10 (d)                              126,875
     110,000 NR        Fleming Cos., Inc., Sr. Notes, 10.125% due 4/1/08 (f)                                         20,900
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,682,130
---------------------------------------------------------------------------------------------------------------------------
Household Products -- 0.0%
      50,000 BBB-      American Greetings Corp., Notes, 6.100% due 8/1/28                                            52,000
---------------------------------------------------------------------------------------------------------------------------
Personal Products -- 0.2%
     145,000 B+        AKI Inc., Sr. Notes, 10.500% due 7/1/08                                                      151,525
     975,000 AA-       Colgate-Palmolive Co., Medium-Term Notes, Series D, 5.340% due 3/27/06                     1,041,070
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,192,595
---------------------------------------------------------------------------------------------------------------------------
Tobacco -- 0.2%
     366,000 BB+       Standard Commercial Tobacco Corp., Sr. Notes, 8.875% due 8/1/05                              373,320
   1,000,000 A-        Universal Corp., Medium-Term Notes, Series C, 5.200% due 10/15/13                          1,007,930
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                  1,381,250
---------------------------------------------------------------------------------------------------------------------------
                       TOTAL CONSUMER STAPLES                                                                    13,766,923
---------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

       9 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT    RATING(c)                                        SECURITY                                           VALUE
--------------------------------------------------------------------------------------------------------------------------
ENERGY -- 0.9%
Energy Equipment & Services -- 0.1%
                       Pogo Producing Co., Sr. Sub. Notes, Series B:
$     70,000 BB         10.375% due 2/15/09                                                                   $     74,025
     105,000 BB         8.250% due 4/15/11                                                                         116,025
     395,000 BB        Pride International Inc., Sr. Notes, 10.000% due 6/1/09                                     425,119
     180,000 BB-       SESI LLC, Sr. Notes, 8.875% due 5/15/11                                                     198,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   813,169
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas -- 0.8%
   1,000,000 BBB+      Burlington Resources Finance Co., Notes, 6.500% due 12/1/11                               1,126,300
   1,750,000 AA        ChevronTexaco Corp., Notes, 6.625% due 10/1/04                                            1,811,351
     181,000 BB-       El Paso Energy Partners L.P., Sr. Sub. Notes, 8.500% due 6/1/11                             204,078
     400,000 BB-       Leviathan Gas Pipelines Partners L.P., Sr. Sub. Notes, Series B, 10.375% due 6/1/09         418,000
     190,000 B+        Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12                                215,650
      79,000 B         Nuevo Energy Co., Sr. Sub. Notes, Series B, 9.500% due 6/1/08                                83,147
     202,000 Aa2*      Pennzoil-Quaker State Co., Sr. Notes, 10.000% due 11/1/08                                   237,646
      40,000 B-        Petro Stopping Centers Holdings L.P., Sr. Notes, 10.500% due 2/1/07                          41,100
     170,000 B         Plains Exploration & Production Co., L.P., Sr. Sub. Notes, Series B, 8.750% due 7/1/12      189,550
     145,000 B         Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12                                         162,400
                       Vintage Petroleum Inc.:
     250,000 BB-        Sr. Notes, 8.250% due 5/1/12                                                               276,250
     135,000 B1*        Sr. Sub. Notes, 9.750% due 6/30/09                                                         142,425
      50,000 B+        The Williams Cos. Inc., Notes, 7.625% due 7/15/19                                            51,000
     185,000 BB+       Windsor Petroleum Transport Corp., Notes, 7.840% due 1/15/21 (d)                            183,612
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,142,509
--------------------------------------------------------------------------------------------------------------------------
                       TOTAL ENERGY                                                                              5,955,678
--------------------------------------------------------------------------------------------------------------------------
FINANCIALS -- 3.9%
Banks -- 1.3%
     900,000 BBB-      Astoria Financial Corp., Notes, 5.750% due 10/15/12                                         924,403
   1,000,000 A2*       BB&T Corp., Sub. Notes, 6.375% due 6/30/05 (g)                                            1,061,423
   1,000,000 A1*       Household Finance Corp., Notes, 8.000% due 7/15/10                                        1,204,228
     750,000 BBB       Independence Community Bank, Notes, 3.500% due 6/20/13 (g)                                  727,049
   1,250,000 B3*       Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27                             1,268,750
     220,000 BB+       PXRE Capital Trust I, Capital Securities, 8.850% due 2/1/27                                 207,900
   1,225,000 A-        Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (d)                               1,504,935
     500,000 BBB-      Webster Bank, Sub. Notes, 5.875% due 1/15/13                                                521,850
   1,250,000 Aa1*      Wells Fargo Bank N.A., Sub. Notes, 7.800% due 6/15/10 (g)                                 1,344,499
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,765,037
--------------------------------------------------------------------------------------------------------------------------
Diversified Financials -- 2.0%
   1,000,000 A+        American Express Co., Notes, 5.500% due 9/12/06                                           1,077,012
   1,025,000 Baa2*     Capital One Financial Corp., Sr. Notes, 5.750% due 9/15/10                                1,101,167
   1,250,000 A         Countrywide Home Loans, Inc., Medium-Term Notes, Series K, 5.625% due 5/15/07             1,352,674
   1,000,000 Aa3*      Credit Suisse First Boston USA Inc., Sr. Notes, 4.625% due 1/15/08                        1,047,499
     875,000 A3*       Ford Motor Credit Corp., Notes, 7.250% due 10/25/11                                         952,068
   1,500,000 AAA       General Electric Capital Corp., Global Medium-Term Notes, Series A, 5.000% due 6/15/07    1,598,792
   1,000,000 A3*       General Motors Acceptance Corp., Notes, 6.875% due 9/15/11                                1,078,237
   1,000,000 Baa1*     GreenPoint Financial Corp., Sr. Notes, 3.200% due 6/6/08                                    975,544
     225,000 B         Huntsman Advanced Materials LLC, Sr. Secured 2nd Lien Notes, 11.000% due 7/15/10 (d)        256,500

                      See Notes to Financial Statements.

      10 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT    RATING(c)                                      SECURITY                                         VALUE
----------------------------------------------------------------------------------------------------------------------
Diversified Financials -- 2.0% (continued)
$  1,250,000 AA-       International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09 $  1,268,719
     200,000 B         Kraton Polymers LLC/CAP, Sr. Sub. Notes, 8.125% due 1/15/14 (d)                         213,000
   1,250,000 Aa3*      Morgan Stanley, Notes, 6.100% due 4/15/06                                             1,350,549
   1,250,000 A         SLM Corp., Medium-Term Notes, Series A, 5.625% due 8/1/33                             1,210,677
----------------------------------------------------------------------------------------------------------------------
                                                                                                            13,482,438
----------------------------------------------------------------------------------------------------------------------
Insurance -- 0.5%
   1,500,000 A-        The Hartford Financial Services Group, Inc., Notes, 2.375% due 6/1/06                 1,497,551
     645,000 Ba1*      Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46                 676,900
   1,000,000 A3*       Unitrin, Inc., Sr. Notes, 4.875% due 11/1/10                                          1,017,667
----------------------------------------------------------------------------------------------------------------------
                                                                                                             3,192,118
----------------------------------------------------------------------------------------------------------------------
Real Estate -- 0.1%
     660,000 Ba3*      Host Marriott L.P., Notes, Series I, 9.500% due 1/15/07                                 737,550
----------------------------------------------------------------------------------------------------------------------
                       TOTAL FINANCIALS                                                                     26,177,143
----------------------------------------------------------------------------------------------------------------------
HEALTHCARE -- 0.8%
Healthcare Equipment & Supplies -- 0.0%
     320,000 B1*       Sola International Inc., Notes, 6.875% due 3/15/08                                      325,200
----------------------------------------------------------------------------------------------------------------------
Healthcare Providers & Services -- 0.4%
   1,500,000 AA        American Association of Retired Persons, Inc., Debentures, 7.500% due 5/1/31 (d)      1,778,194
     100,000 B         Extendicare Health Services Inc., Sr. Notes, 9.500% due 7/1/10                          111,500
     663,000 A-        Wellpoint Health Networks Inc., Notes, 6.375% due 6/15/06                               721,044
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,610,738
----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals -- 0.4%
   1,000,000 AAA       Pfizer Inc., Notes, 5.625% due 2/1/06                                                 1,069,441
     225,000 BB-       Valeant Pharmaceuticals International, Sr. Notes, 7.000% due 12/15/11 (d)               232,875
   1,250,000 A         Wyeth, Notes, 5.250% due 3/15/13                                                      1,291,992
----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,594,308
----------------------------------------------------------------------------------------------------------------------
                       TOTAL HEALTHCARE                                                                      5,530,246
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS -- 3.6%
Aerospace & Defense -- 0.0%
     330,000 B3*       Dunlop Standard Aerospace Holdings, Sr. Notes, 11.875% due 5/15/09                      355,575
----------------------------------------------------------------------------------------------------------------------
Air Freight & Couriers -- 0.3%
   1,500,000 AAA       United Parcel Service Inc., Debentures, 8.375% due 4/1/30                             2,059,659
----------------------------------------------------------------------------------------------------------------------
Airlines -- 0.2%
                       Continental Airlines Inc., Pass-Through Certificates:
     335,000 B2*        Series 1999-2, Class C2, 7.434% due 3/15/06                                            332,800
     510,000 B          Series D, 7.568% due 12/1/06                                                           452,486
                       United Air Lines Inc., Pass-Through Certificates:
     162,821 CCC        Series 2000-1, Class B, 8.030% due 7/1/11                                               42,646
     245,469 CCC+       Series 2000-2, Class B, 7.811% due 10/1/09                                              98,523
                        Series 2001-1:
     105,000 B+           Class B, 6.932% due 9/1/11                                                            47,491
     230,000 CCC+         Class C, 6.831% due 9/1/08                                                            41,786
     106,110 BBB+      US Airways Pass-Through Trust, Series 1999-1, Class A, 8.360% due 7/20/20               105,312
----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,121,044
----------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

      11 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004

   FACE
  AMOUNT   RATING(c)                                  SECURITY                                     VALUE
------------------------------------------------------------------------------------------------------------
Building Products -- 0.2%
$   90,000 B-        Associated Materials Inc., Sr. Sub. Notes, 9.750% due 4/15/12              $     99,900
 1,250,000 BBB+      Masco Corp., Notes, 6.500% due 8/15/32                                        1,344,724
------------------------------------------------------------------------------------------------------------
                                                                                                   1,444,624
------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -- 0.7%
                     Allied Waste North America Inc., Series B:
   285,000 BB-        Sr. Notes, 7.875% due 1/1/09                                                   297,825
   585,000 BB-        Sr. Sub. Notes, 8.500% due 12/1/08                                             655,931
   270,000 NR        Aqua-Chem, Inc., Sr. Sub. Notes, 11.250% due 7/1/08                             236,250
   590,000 BBB-      Avis Group Holdings Inc., Sr. Sub. Notes, 11.000% due 5/1/09                    634,774
   225,000 B-        IMCO Recycling Inc., Sr. Secured Notes, Series A, 10.375% due 10/15/10 (d)      235,688
   150,000 B-        Interface, Inc., Sr. Notes, 10.375% due 2/1/10                                  168,000
   235,000 BB-       Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12                                265,550
                     Service Corp. International:
   250,000 BB-        Debentures, 7.875% due 2/1/13                                                  251,250
                      Notes:
   535,000 BB-          6.875% due 10/1/07                                                           556,400
   610,000 BB-          6.500% due 3/15/08                                                           625,250
   595,000 B+        Stewart Enterprises Inc., Sr. Sub. Notes, 10.750% due 7/1/08                    664,912
------------------------------------------------------------------------------------------------------------
                                                                                                   4,591,830
------------------------------------------------------------------------------------------------------------
Construction & Engineering -- 0.4%
   370,000 B-        Atrium Cos., Inc., Sr. Sub. Notes, Series B, 10.500% due 5/1/09                 395,900
 1,000,000 BBB-      M.D.C. Holdings, Inc., Sr. Notes, 5.500% due 5/15/13                          1,013,327
   680,000 Ba2*      Schuler Homes, Inc., Notes, 10.500% due 7/15/11                                 802,400
                     Standard Pacific Corp.:
   230,000 BB         Sr. Notes, 8.500% due 4/1/09                                                   242,075
   185,000 Ba3*       Sr. Sub. Notes, 9.250% due 4/15/12                                             215,525
------------------------------------------------------------------------------------------------------------
                                                                                                   2,669,227
------------------------------------------------------------------------------------------------------------
Industrial Conglomerates -- 0.2%
 1,500,000 Aa1*      3M Co., Medium-Term Notes, Series C, 4.150% due 6/30/05                       1,549,833
------------------------------------------------------------------------------------------------------------
Machinery -- 0.3%
    95,000 BB-       Case Credit Corp., Notes, 6.750% due 10/21/07                                    97,612
 1,500,000 A-        Deere & Co., Sr. Notes, 6.550% due 7/15/04                                    1,533,106
   195,000 B         Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10                            225,225
   140,000 B+        NMHG Holding Co., Notes, 10.000% due 5/15/09                                    154,700
   265,000 CCC+      Park-Ohio Industries Inc., Sr. Sub. Notes, 9.250% due 12/1/07                   270,300
------------------------------------------------------------------------------------------------------------
                                                                                                   2,280,943
------------------------------------------------------------------------------------------------------------
Road & Rail -- 1.3%
 2,500,000 Baa2*     CSX Corp., Sr. Debentures, 7.250% due 5/1/04                                  2,533,975
 3,000,000 NR        Norfolk Southern Corp., Notes, 7.875% due 2/15/04                             3,005,358
 3,000,000 BBB       Union Pacific Corp., Notes, 5.840% due 5/25/04                                3,036,513
------------------------------------------------------------------------------------------------------------
                                                                                                   8,575,846
------------------------------------------------------------------------------------------------------------
                     TOTAL INDUSTRIALS                                                            24,648,581
------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


      12 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT    RATING(c)                                     SECURITY                                         VALUE
---------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.2%
Communications Equipment -- 0.1%
$    215,000 B+        Avaya Inc., Sr. Secured Notes, 11.125% due 4/1/09                                 $    253,163
     225,000 B         Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26                              240,750
---------------------------------------------------------------------------------------------------------------------
                                                                                                              493,913
---------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.1%
     650,000 BBB-      Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08                             692,250
---------------------------------------------------------------------------------------------------------------------
                       TOTAL INFORMATION TECHNOLOGY                                                         1,186,163
---------------------------------------------------------------------------------------------------------------------
MATERIALS -- 1.8%
Chemicals -- 0.6%
     250,000 B+        Acetex Corp., Sr. Notes, 10.875% due 8/1/09                                            278,750
     190,000 Ba2*      Airgas Inc., Sr. Sub. Notes, 9.125% due 10/1/11                                        215,175
     350,000 CCC       Avecia Group PLC, Sr. Notes, 11.000% due 7/1/09                                        330,750
   1,305,000 CCC+      Huntsman International Holdings LLC, Sr. Discount Notes, zero coupon due 12/31/09      619,875
     355,000 B+        IMC Global Inc., Sr. Notes, Series B, 11.250% due 6/1/11                               424,225
     290,000 BB-       ISP Chemco, Sr. Sub. Notes, Series B, 10.250% due 7/1/11                               331,325
     385,000 B+        ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09                   429,275
     283,000 NR        Key Plastics, Inc., Sr. Sub. Notes, Series B, 10.250% due 3/15/07 (f)                      707
     335,000 B+        Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12                          366,825
     135,000 BBB-      Methanex Corp., Sr. Notes, 8.750% due 8/15/12                                          152,550
      80,000 B-        OM Group Inc., Notes, 9.250% due 12/15/11                                               84,800
     800,000 BBB+      Potash Corp. of Saskatchewan Inc., Notes, 4.875% due 3/1/13                            795,279
     250,000 CCC+      Rhodia, Sr. Sub. Notes, 8.875% due 6/1/11 (d)                                          223,750
      35,000 B+        Terra Capital Inc., Sr. Notes, 12.875% due 10/15/08                                     41,475
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,294,761
---------------------------------------------------------------------------------------------------------------------
Construction Materials -- 0.0%
     180,000 Ca*       Oglebay Norton Co., Sr. Sub. Notes, 10.000% due 2/1/09 (f)                              83,700
---------------------------------------------------------------------------------------------------------------------
Containers & Packaging -- 0.4%
     250,000 B+        Anchor Glass Container Corp., Sr. Secured Notes, Series B, 11.000% due 2/15/13         295,000
     750,000 BB-       Owens-Brockway Glass Container Inc., Secured Notes, 8.875% due 2/15/09                 813,750
      95,000 B-        Pliant Corp., Sr. Sub. Notes, 13.000% due 6/1/10                                        85,975
     335,000 BBB       Sealed Air Corp., Notes, 6.950% due 5/15/09 (d)                                        377,885
     685,000 B         Stone Container Finance Co. -- Canada, Sr. Notes, 11.500% due 8/15/06 (d)              720,962
     265,000 B-        Tekni-Plex, Inc., Sr. Sub. Notes, Series B, 12.750% due 6/15/10                        292,162
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,585,734
---------------------------------------------------------------------------------------------------------------------
Metals & Mining -- 0.4%
     275,000 B+        AK Steel Corp., Sr. Notes, 7.875% due 2/15/09                                          247,500
     700,000 BBB-      Noranda Inc., Sr. Notes, 7.250% due 7/15/12                                            804,500
     375,000 BBB-      Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11                                       465,118
     800,000 BBB       WMC Finance (USA) Ltd., Notes, 5.125% due 5/15/13                                      808,712
      75,000 B+        Wolverine Tube Inc., Notes, 10.500% due 4/1/09                                          77,625
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,403,455
---------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

      13 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004

    FACE
   AMOUNT    RATING(c)                                       SECURITY                                          VALUE
-----------------------------------------------------------------------------------------------------------------------
Paper & Forest Products -- 0.4%
$    200,000 B+        Appleton Papers Inc., Sr. Sub. Notes, Series B, 12.500% due 12/15/08                 $   228,000
     100,000 B2*       Blue Ridge Paper Products Inc., Sr. Secured Notes, 9.500% due 12/15/08 (d)               101,500
                       Buckeye Technologies Inc., Sr. Sub. Notes:
     190,000 B          9.250% due 9/15/08                                                                      193,800
     645,000 B          8.000% due 10/15/10                                                                     648,225
   1,000,000 BBB-      Domtar Inc., Notes, 5.375% due 12/1/13                                                 1,006,673
     680,000 Ba2*      Louisiana-Pacific Corp., Sr. Sub. Notes, 10.875% due 11/15/08                            809,200
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              2,987,398
-----------------------------------------------------------------------------------------------------------------------
                       TOTAL MATERIALS                                                                       12,355,048
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.4%
Diversified Telecommunication Services -- 0.4%
     455,000 NR        GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 16.565% due 2/1/10 (f)          46
     300,000 B-        Lucent Technologies, Debentures, 6.450% due 3/15/29                                      253,500
     380,000 Ba3*      Qwest Corp., Notes, 8.875% due 3/15/12 (d)                                               445,550
     313,000 CCC+      Qwest Services Corp., Notes, 14.000% due 12/15/14 (d)                                    395,945
   1,000,000 BBB-      Sprint Capital Corp., Sr. Notes, 6.875% due 11/15/28                                   1,006,990
   1,000,000 BBB+      Telecom Italia Capital, Notes, Class B, 5.250% due 11/15/13 (d)                          999,462
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              3,101,493
-----------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 1.0%
     193,546 Caa1*     Alamosa (Delaware), Inc., Sr. Discount Notes, step bond to yield 12.726% due 7/31/09     178,063
   1,500,000 A         Alltel Corp., Sr. Notes, 7.500% due 3/1/06                                             1,656,748
     650,000 Caa1*     American Tower Corp., Sr. Notes, 9.375% due 2/1/09                                       693,875
   1,525,000 BBB       AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31                              1,939,481
                       Crown Castle International Corp., Sr. Notes:
     345,000 B3*        10.750% due 8/1/11                                                                      389,850
     200,000 B3*        7.500% due 12/1/13 (d)                                                                  205,500
      75,000 D         Horizon PCS Inc., Sr. Notes, step bond to yield 16.134% due 10/1/10 (f)                   21,750
     202,000 CCC+      Nextel Partners Inc., Sr. Notes, 12.500% due 11/15/09                                    232,300
   1,250,000 A         Vodafone Group PLC, Notes, 6.250% due 11/30/32                                         1,295,101
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              6,612,668
-----------------------------------------------------------------------------------------------------------------------
                       TOTAL TELECOMMUNICATION SERVICES                                                       9,714,161
-----------------------------------------------------------------------------------------------------------------------
UTILITIES -- 1.0%
Electric Utilities -- 0.9%
     750,000 BBB       Appalachian Power Co., Sr. Notes, Series H, 5.950% due 5/15/33                           741,422
      75,000 BB+       Avista Corp., Sr. Notes, 9.750% due 6/1/08                                                90,375
     795,000 CCC+      Calpine Canada Energy Finance, Sr. Notes, 8.500% due 5/1/08                              659,850
     195,000 CCC+      Calpine Corp., Sr. Notes, 8.750% due 7/15/07                                             167,700
      90,000 B+        CMS Energy Corp., Sr. Notes, 7.625% due 11/15/04                                          92,477
     850,000 A-        Commonwealth Edison Co., Secured Notes, 5.875% due 2/1/33                                866,698
     750,000 BBB+      Dominion Resources, Inc., Sr. Notes, Series B, 6.250% due 6/30/12                        819,789
   1,000,000 Baa1*     Duke Energy Corp., Bonds, 6.450% due 10/15/32                                          1,039,397
     380,000 B         Edison Mission Energy, Sr. Notes, 10.000% due 8/15/08                                    404,700
     435,000 B2*       Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10                                539,400
     425,000 B1*       Reliant Resources, Inc., Sr. Secured Notes, 9.500% due 7/15/13                           460,062
-----------------------------------------------------------------------------------------------------------------------
                                                                                                              5,881,870
-----------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


      14 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


      FACE
     AMOUNT       RATING(c)                                       SECURITY                                           VALUE
------------------------------------------------------------------------------------------------------------------------------
Water Utilities -- 0.1%
$  1,000,000      A3*       United Utilities PLC, Notes, 4.550% due 6/19/18                                       $    909,644
-----------------------------------------------------------------------------------------------------------------------------
                            TOTAL UTILITIES                                                                          6,791,514
-----------------------------------------------------------------------------------------------------------------------------
                            TOTAL CORPORATE BONDS & NOTES (Cost -- $126,241,791)                                   134,001,953
-----------------------------------------------------------------------------------------------------------------------------
      FACE
    AMOUNT(h)     RATING(c)                                       SECURITY                                           VALUE
------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS & NOTES -- 0.3%
CONSUMER DISCRETIONARY -- 0.0%
Media -- 0.0%
     335,000/GBP/ Ca*       Telewest Communications PLC, Sr. Notes, 5.250% due 2/19/07 (d)(f)                          335,556
-----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.3%
Electronic Equipment & Instruments -- 0.1%
     845,000      B1*       Sanmina Corp., Sub. Debentures, zero coupon due 9/12/20                                    439,400
-----------------------------------------------------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 0.2%
     435,000      B3*       Amkor Technology Inc., Sub. Notes, 5.000% due 3/15/07                                      432,281
     675,000/EUR/ B-        COLT Telecom Group PLC, Notes, 2.000% due 4/3/07 (d)                                       945,802
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1,378,083
-----------------------------------------------------------------------------------------------------------------------------
                            TOTAL INFORMATION TECHNOLOGY                                                             1,817,483
-----------------------------------------------------------------------------------------------------------------------------
                            TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost -- $1,726,323)                           2,153,039
-----------------------------------------------------------------------------------------------------------------------------
      FACE
     AMOUNT       RATING(c)                                       SECURITY                                           VALUE
------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.0%
$  1,875,000      AAA       Atlantic City Electric Transition Funding LLC, Series 2002-1, Class A4, 5.550% due
                              10/20/23                                                                               1,932,451
   2,075,000      AAA       Capital One Master Trust, Series 2001-8A, Class A, 4.600% due 8/17/09                    2,180,691
     128,055      BB        Continental Airlines Inc., Series 2000-2, Class C, 8.312% due 10/2/12                      117,577
   1,000,000      AAA       Household Automotive Trust, Series 2003-1, Class A3, 1.730% due 12/17/07                   993,943
   1,387,352      AAA       Option One Mortgage Loan Trust, Series 2003-1, Class A2, 1.520% due 2/25/33 (g)          1,393,714
-----------------------------------------------------------------------------------------------------------------------------
                            TOTAL ASSET-BACKED SECURITIES (Cost -- $9,533,588)                                       6,618,376
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES & OBLIGATIONS -- 13.4%
U.S. Government Agencies -- 8.9%
   2,500,000                Federal Home Loan Bank (FHLB), 6.625% due 11/15/10 (i)                                   2,879,265
                            Federal Home Loan Mortgage Corp. (FHLMC):
   3,721,274                  4.000% due 12/1/07 (i)                                                                 3,788,214
   3,500,000                  5.000% due 2/15/19 (j)(k)                                                              3,576,563
   3,000,000                  5.500% due 2/15/34 (j)(k)                                                              3,052,500
   3,500,000                  6.000% due 2/15/34 (j)(k)                                                              3,631,250
                            Federal National Mortgage Association (FNMA):
   1,500,000                  5.000% due 2/1/19 (j)(k)                                                               1,533,282
   3,000,000                  5.500% due 2/1/19 (j)(k)                                                               3,112,500
     925,743                  6.500% due 4/1/29                                                                        972,138
   1,153,252                  6.500% due 5/1/29                                                                      1,211,049
     232,008                  8.500% due 10/1/30                                                                       251,038
   4,063,781                  7.500% due 7/1/32 (i)                                                                  4,347,029
   5,500,000                  5.000% due 2/1/34 (j)(k)                                                               5,465,625
   8,000,000                  5.500% due 2/1/34 (j)(k)                                                               8,142,496

                      See Notes to Financial Statements.

      15 Smith Barney Dividend and Income Fund  | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004


    FACE
   AMOUNT                                      SECURITY                            VALUE
--------------------------------------------------------------------------------------------
U.S. Government Agencies -- 8.9% (continued)
$  6,000,000            6.000% due 2/1/34 (j)(k)                                $  6,228,750
   2,000,000            6.500% due 2/1/34 (j)(k)                                   2,098,750
   1,500,000            Sub. Benchmark Notes, 6.250% due 2/1/11                    1,673,580
                       Government National Mortgage Association (GNMA):
     536,027            7.000% due 2/15/24                                           575,037
   3,683,793            7.000% due 7/15/31 (i)                                     3,929,797
   4,000,000            5.500% due 2/15/34 (j)(k)                                  4,085,000
--------------------------------------------------------------------------------------------
                                                                                  60,553,863
--------------------------------------------------------------------------------------------
U.S. Treasury Obligations (i) -- 4.5%
                       U.S. Treasury Notes:
   8,500,000            3.000% due 2/29/04                                         8,515,274
   4,500,000            5.750% due 11/15/05                                        4,821,156
   7,000,000            3.125% due 10/15/08                                        7,016,954
                       U.S. Treasury Bonds:
   4,500,000            7.250% due 5/15/16                                         5,670,004
   1,000,000            7.875% due 2/15/21                                         1,347,657
   3,350,000            5.500% due 8/15/28                                         3,548,514
--------------------------------------------------------------------------------------------
                                                                                  30,919,559
--------------------------------------------------------------------------------------------
                       TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
                       (Cost -- $89,819,098)                                      91,473,422
--------------------------------------------------------------------------------------------
    FACE
   AMOUNT    RATING(c)                         SECURITY                            VALUE
--------------------------------------------------------------------------------------------
SOVEREIGN DEBT -- 0.4%
Canada -- 0.2%
   1,225,000 AA        Province of Ontario, Notes, 3.282% due 3/28/08              1,227,753
--------------------------------------------------------------------------------------------
Supranational -- 0.2%
   1,200,000 A         Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12    1,353,598
--------------------------------------------------------------------------------------------
                       TOTAL SOVEREIGN DEBT
                       (Cost -- $2,433,823)                                        2,581,351
--------------------------------------------------------------------------------------------

  WARRANTS                                     SECURITY                            VALUE
--------------------------------------------------------------------------------------------
WARRANTS (a)(d) -- 0.0%
INFORMATION TECHNOLOGY -- 0.0%
Internet Software & Services -- 0.0%
       1,815           WAM!NET, Inc., Expire 3/1/05                                       18
--------------------------------------------------------------------------------------------
MATERIALS -- 0.0%
Containers & Packaging -- 0.0%
          95           Pliant Corp., Expire 6/1/10                                         1
--------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.0%
Diversified Telecommunication Services -- 0.0%
         455           GT Group Telecom Inc., Expire 2/1/10                              341
         485           IWO Holdings Inc., Expire 1/15/11                                   5
--------------------------------------------------------------------------------------------
                       TOTAL TELECOMMUNICATION SERVICES                                  346
--------------------------------------------------------------------------------------------
                       TOTAL WARRANTS
                       (Cost -- $216,189)                                                365
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

      16 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                JANUARY 31, 2004

   FACE
  AMOUNT                                                  SECURITY                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.4%
$16,678,000 Merrill Lynch & Co. dated 1/30/04, 0.960% due 2/2/04; Proceeds at maturity -- $16,679,334;
              (Fully collateralized by U.S. Treasury Bills, due 2/26/04 to 7/29/04; Market value -- $17,011,629) $ 16,678,000
 47,471,000 State Street Bank & Trust Co. dated 1/30/04, 0.950% due 2/2/04; Proceeds at maturity -- $47,474,758;
              (Fully collateralized by U.S. Treasury Bills, due 5/13/04; Market value -- $48,428,625)              47,471,000
-----------------------------------------------------------------------------------------------------------------------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost -- $64,149,000)                                                                                  64,149,000
-----------------------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $631,991,943*)                                                                              $680,644,613
-----------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(b) Each equity security unit consists of a contract to purchase common stock and senior notes.
(c) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), which are rated by Moody's Investors Service.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines established by the Board of Trustees.
(e) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f) Security is in default.
(g) Variable-rate security.
(h) Face amount in U.S. dollars unless otherwise indicated.
(i) All or a portion of this security has been segregated as collateral for to-be-announced ("TBA") securities.
(j) Security acquired under mortgage dollar roll agreement. (See Note 7).
(k) Security is issued on a TBA basis. (See Note 6).
*   Aggregate cost for federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
    ADR --  American Depositary Receipt
    EUR --  Euro
    GBP --  British Pound

  See pages 18 and 19 for definitions of ratings.

                      See Notes to Financial Statements.

      17 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA          -- Bonds rated "AAA" have the highest rating assigned by Standard
                & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA           -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A            -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB          -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
BB, B, CCC,  -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
CC and C balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D            -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa          -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.
Aa           -- Bonds rated "Aa" are judged to be of the high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A            -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.
Baa          -- Bonds rated "Baa" are considered to be medium grade
                obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

      18 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

Ba           -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B            -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.
Caa          -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
Ca           -- Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C            -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR           -- Indicates that the bond is not rated by Standard & Poor's or
                Moody's.

      19 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                JANUARY 31, 2004


ASSETS:
  Investments, at value (Cost -- $631,991,943)                $ 680,644,613
  Cash                                                                1,685
  Dividends and interest receivable                               3,593,802
  Receivable for securities sold                                  3,034,448
  Receivable for Fund shares sold                                   902,792
  Prepaid expenses                                                   11,997
  Other assets                                                       72,517
---------------------------------------------------------------------------
  Total Assets                                                  688,261,854
---------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                               44,367,444
  Payable for Fund shares reacquired                                444,189
  Investment advisory fee payable                                   157,377
  Administration fee payable                                        108,430
  Distribution plan fees payable                                     96,484
  Accrued expenses                                                  202,931
---------------------------------------------------------------------------
  Total Liabilities                                              45,376,855
---------------------------------------------------------------------------
Total Net Assets                                              $ 642,884,999
---------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                  $      53,796
  Capital paid in excess of par value                           722,222,666
  Undistributed net investment income                               877,059
  Accumulated net realized loss from investment transactions   (128,922,120)
  Net unrealized appreciation of investments and foreign
   currencies                                                    48,653,598
---------------------------------------------------------------------------
Total Net Assets                                              $ 642,884,999
---------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                        45,333,909
---------------------------------------------------------------------------
  Class B                                                         4,580,976
---------------------------------------------------------------------------
  Class L                                                         3,673,937
---------------------------------------------------------------------------
  Class O                                                           206,936
---------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                     $11.96
---------------------------------------------------------------------------
  Class B *                                                          $11.92
---------------------------------------------------------------------------
  Class L *                                                          $11.93
---------------------------------------------------------------------------
  Class O*                                                           $11.91
---------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                        $12.59
---------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                        $12.05
---------------------------------------------------------------------------
  Class O (net asset value plus 1.01% of net asset value
   per share)                                                        $12.03
---------------------------------------------------------------------------

* Redemption price is NAV of Class B, L and O shares reduced by a 5.00%, 1.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

      20 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED JANUARY 31, 2004


INVESTMENT INCOME:
  Interest                                                    $ 6,655,277
  Dividend                                                      3,533,198
  Less: Foreign withholding tax                                   (21,534)
------------------------------------------------------------------------
  Total Investment Income                                      10,166,941
------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 2)                              1,358,450
  Distribution plan fees (Note 8)                                 990,697
  Administration fee (Note 2)                                     603,756
  Transfer agency services (Note 8)                               257,644
  Shareholder communications (Note 8)                              40,365
  Custody                                                          38,899
  Audit and legal                                                  25,145
  Registration fees                                                12,358
  Trustees' fees                                                    6,457
  Other                                                             4,768
------------------------------------------------------------------------
  Total Expenses                                                3,338,539
  Less: Investment advisory fee waiver (Note 2)                  (262,895)
------------------------------------------------------------------------
  Net Expenses                                                  3,075,644
------------------------------------------------------------------------
Net Investment Income                                           7,091,297
------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
CURRENCIES (NOTES 3 AND 5):
  Realized Gain From:
   Investment transactions                                     36,447,882
   Foreign currency transactions                                      175
------------------------------------------------------------------------
  Net Realized Gain                                            36,448,057
------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
   Investments                                                 15,346,479
   Foreign currencies                                                 994
------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                      15,347,473
------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                 51,795,530
------------------------------------------------------------------------
Increase in Net Assets From Operations                        $58,886,827
------------------------------------------------------------------------

                      See Notes to Financial Statements.

      21 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended January 31, 2004 (unaudited) and the Year Ended July 31, 2003

                                                       2004           2003
-------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $  7,091,297  $  14,957,059
  Net realized gain (loss)                           36,448,057    (15,524,243)
  Increase in net unrealized appreciation            15,347,473     56,693,351
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations             58,886,827     56,126,167
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 9):
  Net investment income                              (6,813,353)   (15,213,709)
-------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                      (6,813,353)   (15,213,709)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 10):
  Net proceeds from sale of shares                   62,667,567     25,564,688
  Net asset value of shares issued for
   reinvestment of dividends                          5,808,525     12,975,961
  Cost of shares reacquired                         (46,629,194)  (110,992,937)
-------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Fund
   Share Transactions                                21,846,898    (72,452,288)
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                    73,920,372    (31,539,830)

NET ASSETS:
  Beginning of period                               568,964,627    600,504,457
-------------------------------------------------------------------------------
  End of period*                                   $642,884,999  $ 568,964,627
-------------------------------------------------------------------------------
* Includes undistributed net investment income of:     $877,059       $598,940
-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

      22 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney Dividend and Income Fund ("Fund") (formerly known as Smith Barney Balanced Fund), a separate investment fund), of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: SB Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney High Income Fund, SB Capital and Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Exchange Reserve Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price were reported and U.S. government and agency obligations are valued at the mean between the quoted bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(e) dividend income is recorded on ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends at least quarterly and makes capital gain distributions, if any, at least annually; ( g) gains or losses on the sale of securities are recorded on the identified cost basis; (h) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; ( i) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Fund from time to time may also enter into options and/or futures contracts to hedge market or currency risk.

      23 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.45% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Effective September 29, 2003, SBFM implemented an investment advisory fee waiver such that the expense ratio for Class A shares does not exceed 0.90% of the average daily net assets of the class. During the six months ended January 31, 2004, SBFM waived a total of $262,895 of its investment advisory fee. This waiver is expected to be terminated on September 29, 2004.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended January 31, 2004, the Fund paid transfer agent fees of $330,681 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

There are maximum initial sales charges of 5.00%, 1.00% and 1.00% for Class A, L and O shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L and O shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2004, CGM received sales charges of approximately $346,000 and $188,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended January 31, 2004, CDSCs paid to CGM for Class B shares were approximately $38,000.

For the six months ended January 31, 2004, CGM and its affiliates received brokerage commissions of $4,915.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended January 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

------------------------------------------------
Purchases                           $379,558,118
------------------------------------------------
Sales                                359,785,261
------------------------------------------------

      24 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

At January 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------
Gross unrealized appreciation       $54,077,332
Gross unrealized depreciation        (5,424,662)
------------------------------------------------
Net unrealized appreciation         $48,652,670
------------------------------------------------

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

At January 31, 2004, the Fund did not have any open forward foreign currency contracts.

6. Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association ("GNMA") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transaction are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At January 31, 2004, the Fund held TBA securities with a total cost of $40,581,191.

7. Mortgage Dollar Roll Transactions

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment

      25 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase the securities may be limited.

During the year ended January 31, 2004, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $127,292,969.

At January 31, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $40,581,191.

8. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B, L and O shares calculated at the annual rate of 0.25% of the average daily net assets of each class, respectively. In addition, the Fund pays a distribution fee with respect to its Class B, L and O shares calculated at the annual rate of 0.50%, 0.75% and 0.45% of the average daily net assets of each class, respectively. For the six months ended January 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                    Class A  Class B  Class L  Class O
----------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees   $654,248 $184,755 $142,938 $8,756
---------------------------------------------------------------------

For the six months ended January 31, 2004, total Transfer Agency Service expenses were as follows:

                                    Class A  Class B Class L Class O
--------------------------------------------------------------------
Transfer Agency Service Expenses    $224,308 $22,562 $9,829   $945
-------------------------------------------------------------------

For the six months ended January 31, 2004, total Shareholder Communication expenses were as follows:

                     Class A Class B Class L Class O
----------------------------------------------------
Shareholder
 Communication
 Expenses            $32,997 $5,629  $1,233   $506
---------------------------------------------------

9. Distributions Paid to Shareholders by Class

                     Six Months Ended  Year Ended
                     January 31, 2004 July 31, 2003
---------------------------------------------------
Net Investment
 Income
Class A                 $6,084,666     $13,693,614
Class B                    462,533       1,116,204
Class L                    242,619         341,449
Class O                     23,535          62,442
--------------------------------------------------
Total                   $6,813,353     $15,213,709
--------------------------------------------------

      26 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

10.Shares of Beneficial Interest

At January 31, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                         Six Months Ended             Year Ended
                         January 31, 2004            July 31, 2003
                     ------------------------  ------------------------
                       Shares       Amount       Shares       Amount
------------------------------------------------------------------------
Class A
Shares sold           2,001,732  $ 22,972,650   1,676,086  $ 17,107,052
Shares issued on
 reinvestment           455,160     5,218,579   1,164,158    11,734,491
Shares reacquired    (2,932,033)  (33,633,637) (8,008,252)  (81,561,990)
-----------------------------------------------------------------------
Net Decrease           (475,141) $ (5,442,408) (5,168,008) $(52,720,447)
-----------------------------------------------------------------------
Class B
Shares sold           1,323,320  $ 15,148,147     492,625  $  5,099,660
Shares issued on
 reinvestment            32,260       369,566      88,585       886,444
Shares reacquired      (972,075)  (11,065,025) (2,430,689)  (24,585,784)
-----------------------------------------------------------------------
Net Increase
 (Decrease)             383,505  $  4,452,688  (1,849,479) $(18,599,680)
-----------------------------------------------------------------------
Class L
Shares sold           2,137,379  $ 24,546,770     322,207  $  3,307,191
Shares issued on
 reinvestment            17,460       201,646      30,244       304,227
Shares reacquired      (143,790)   (1,650,430)   (405,815)   (4,104,910)
-----------------------------------------------------------------------
Net Increase
 (Decrease)           2,011,049  $ 23,097,986     (53,364) $   (493,492)
-----------------------------------------------------------------------
Class O
Shares sold                  --            --       4,706  $     50,785
Shares issued on
 reinvestment             1,638  $     18,734       5,078        50,799
Shares reacquired       (24,529)     (280,102)    (74,309)     (740,253)
-----------------------------------------------------------------------
Net Decrease            (22,891) $   (261,368)    (64,525) $   (638,669)
-----------------------------------------------------------------------

11.Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

      27 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

12.Subsequent Event

Effective February 2, 2004, the 1.00% initial sales charge on Class L shares will no longer be imposed.

      28 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class A Shares                                2004/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $10.97      $10.18    $12.74    $14.83    $13.86    $16.52
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)(4)/                    0.14        0.28      0.35      0.43      0.45      0.45
 Net realized and unrealized gain (loss)/(3)/     0.98        0.80     (2.53)    (1.99)     1.00      0.92
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               1.12        1.08     (2.18)    (1.56)     1.45      1.37
--------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.13)      (0.29)    (0.38)    (0.48)    (0.40)    (0.37)
 Net realized gains                                 --          --        --     (0.05)    (0.08)    (3.66)
--------------------------------------------------------------------------------------------------------
Total Distributions                              (0.13)      (0.29)    (0.38)    (0.53)    (0.48)    (4.03)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.96      $10.97    $10.18    $12.74    $14.83    $13.86
--------------------------------------------------------------------------------------------------------
Total Return/(5)/                                10.31%++    10.85%   (17.40)%  (10.73)%   10.62%    12.27%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)              $542        $502      $519      $709      $436      $310
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)/                                    0.96%+      1.05%     1.11%     1.02%     1.04%     1.08%
 Net investment income/(3)/                       2.41+       2.72      3.01      3.04      3.10      3.26
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             64%         50%       40%       63%       43%       60%
--------------------------------------------------------------------------------------------------------

Class B Shares                                2004/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $10.92      $10.13    $12.68    $14.78    $13.82    $16.49
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)(4)/                    0.12        0.23      0.28      0.34      0.37      0.38
 Net realized and unrealized gain (loss)/(3)/     0.99        0.79     (2.51)    (1.98)     1.01      0.93
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               1.11        1.02     (2.23)    (1.64)     1.38      1.31
--------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                           (0.11)      (0.23)    (0.32)    (0.41)    (0.34)    (0.32)
 Net realized gains                                 --          --        --     (0.05)    (0.08)    (3.66)
--------------------------------------------------------------------------------------------------------
Total Distributions                              (0.11)      (0.23)    (0.32)    (0.46)    (0.42)    (3.98)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $11.92      $10.92    $10.13    $12.68    $14.78    $13.82
--------------------------------------------------------------------------------------------------------
Total Return/(5)/                                10.18%++    10.26%   (17.82)%  (11.28)%   10.09%    11.78%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)               $55         $46       $61      $129      $353      $568
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)/                                    1.27%+      1.48%     1.67%     1.47%     1.55%     1.56%
 Net investment income/(3)/                       2.10+       2.31      2.47      2.51      2.60      2.81
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             64%         50%       40%       63%       43%       60%
--------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts for Class A and B shares, respectively, would have been $0.36 and $0.29 for net investment income, $(2.54) and $(2.52) for net realized and unrealized loss, and 3.12% and 2.58% for the ratio of net investment income to average net assets. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(4)The investment adviser waived a portion of its fee for the six months ended January 31, 2004. If such a fee was not waived, the per share decreases to net investment income would have been $0.00* and $0.00* for Class A and B shares, respectively. In addition, the actual annualized expense ratios would have been 1.04% and 1.36% for Class A and B shares, respectively.
(5)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.
* Amount represents less than $0.01 per share.

      29 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class L Shares                                 2004/(1)(2)/  2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $10.95      $10.15     $12.70     $14.79     $13.83     $16.52
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)(4)/                     0.10        0.20       0.27       0.32       0.34       0.35
 Net realized and unrealized gain (loss)/(3)/      0.97        0.81      (2.53)     (1.98)      1.01       0.91
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                1.07        1.01      (2.26)     (1.66)      1.35       1.26
------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.09)      (0.21)     (0.29)     (0.38)     (0.31)     (0.29)
 Net realized gains                                  --          --         --      (0.05)     (0.08)     (3.66)
------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.09)      (0.21)     (0.29)     (0.43)     (0.39)     (3.95)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $11.93      $10.95     $10.15     $12.70     $14.79     $13.83
------------------------------------------------------------------------------------------------------------
Total Return/(5)/                                  9.84%++    10.10%    (18.02)%   (11.44)%     9.87%     11.43%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                $44         $18        $17        $21        $15         $8
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)/                                     1.67%+      1.80%      1.81%      1.73%      1.80%      1.85%
 Net investment income/(3)/                        1.76+       1.97       2.31       2.34       2.34       2.54
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              64%         50%        40%        63%        43%        60%
------------------------------------------------------------------------------------------------------------

Class O Shares                                 2004/(1)(2)/  2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $10.93      $10.14     $12.69     $14.79     $13.83     $16.50
------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)(4)/                     0.11        0.23       0.30       0.37       0.37       0.39
 Net realized and unrealized gain (loss)/(3)/      0.98        0.80      (2.52)     (2.00)      1.01       0.92
------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                1.09        1.03      (2.22)     (1.63)      1.38       1.31
------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                            (0.11)      (0.24)     (0.33)     (0.42)     (0.34)     (0.32)
 Net realized gains                                  --          --         --      (0.05)     (0.08)     (3.66)
------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.11)      (0.24)     (0.33)     (0.47)     (0.42)     (3.98)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $11.91      $10.93     $10.14     $12.69     $14.79     $13.83
------------------------------------------------------------------------------------------------------------
Total Return/(5)/                                 10.01%++    10.37%    (17.73)%   (11.19)%    10.13%     11.79%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                 $2          $3         $3         $4         $6         $7
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)/                                     1.42%+      1.51%      1.50%      1.39%      1.53%      1.50%
 Net investment income/(3)/                        1.94+       2.28       2.62       2.64       2.62       2.83
------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              64%         50%        40%        63%        43%        60%
------------------------------------------------------------------------------------------------------------

(1)For the six months ended January 31, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Effective August 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended July 31, 2002, those amounts for Class L and O shares, respectively, would have been $0.28 and $0.32 for net investment income, $(2.54) and $(2.54) for net realized and unrealized loss, and 2.42% and 2.73% for the ratio of net investment income to average net assets. Per share information, ratios and supplemental data for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(4)The investment advisor waived a portion of its fee for the six months ended January 31, 2004. If such a fee was not waived, the per share decreases to net investment income would have been $0.00* and $0.00* for Class L and O shares, respectively. In addition, the actual annualized expense ratios would have been 1.77% and 1.51% for Class L and O shares, respectively.
(5)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.
* Amount represents less than $0.01 per share.

      30 Smith Barney Dividend and Income Fund | 2004 Semi-Annual Report

                                 SMITH BARNEY
DIVIDEND AND INCOME FUND




           TRUSTEES                     OFFICERS (cont'd.)
           Lee Abraham                  Andrew Beagley
           Allan J. Bloostein           Chief Anti-Money Laundering
           Jane F. Dasher               Compliance Officer
           R. Jay Gerken, CFA
             Chairman                   Kaprel Ozsolak
           Richard E. Hanson, Jr.       Controller
           Paul Hardin
           Roderick C. Rasmussen        Robert I. Frenkel
           John P. Toolan               Secretary and
                                        Chief Legal Officer
           OFFICERS
           R. Jay Gerken, CFA           INVESTMENT ADVISER
           President and                AND ADMINISTRATOR
           Chief Executive Officer      Smith Barney Fund
                                          Management LLC
           Andrew B. Shoup
           Senior Vice President and    DISTRIBUTOR
           Chief Administrative Officer Citigroup Global Markets Inc.

           Richard L. Peteka            CUSTODIAN
           Chief Financial Officer      State Street Bank and
           and Treasurer                  Trust Company

           Harry D. Cohen               TRANSFER AGENT
           Vice President and           Citicorp Trust Bank, fsb.
           Investment Officer           125 Broad Street, 11th Floor
                                        New York, New York 10004
           Gerald J. Culmone
           Vice President and           SUB-TRANSFER AGENT
           Investment Officer           PFPC Inc.
                                        P.O. Box 9699
           Scott K. Glasser             Providence, Rhode Island
           Vice President and           02940-9699
           Investment Officer

           Peter J. Wilby, CFA
           Vice President and
           Investment Officer



   Smith Barney Income Funds


   Smith Barney Dividend and Income Fund

   The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

 This report is submitted for the general information of the shareholders of Smith Barney Income Funds --Smith Barney Dividend and Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

 SMITH BARNEY DIVIDEND AND INCOME FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2004 Citigroup Global Markets Inc. Member NASD, SIPC

 FD2175 3/04                                                             04-6262

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Income Funds

Date: April 2, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Income Funds

Date: April 2, 2004

By:      /s/ Richard L. Peteka
         Richard L. Peteka
         Chief Financial Officer of
         Smith Barney Income Funds

Date: April 2, 2004